Derivative Instruments (Schedule Of Average Notional Value By Sector Of Futures And Forward Currency Contracts) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Long Positions [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	$ 613,133,079	$ 569,735,351
Long Positions [Member] | Futures Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	509,498,006	437,345,611
Long Positions [Member] | Energies [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	25,953,471	25,504,935
Long Positions [Member] | Grains [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	8,352,184	8,752,502
Long Positions [Member] | Interest Rates [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	332,235,960	249,567,718
Long Positions [Member] | Livestock [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	2,727,146	1,459,638
Long Positions [Member] | Metals [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	14,243,221	12,584,635
Long Positions [Member] | Softs [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	2,622,864	3,090,433
Long Positions [Member] | Stock Indices [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	123,363,160	136,385,750
Long Positions [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	103,635,073	132,389,740
Short Positions [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	85,298,784	128,381,499
Short Positions [Member] | Futures Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	52,189,315	83,141,967
Short Positions [Member] | Energies [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	17,481,347	15,997,596
Short Positions [Member] | Grains [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	7,919,243	9,742,036
Short Positions [Member] | Interest Rates [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	12,602,876	35,194,835
Short Positions [Member] | Livestock [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	1,224,068	2,619,588
Short Positions [Member] | Metals [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	6,255,817	12,188,975
Short Positions [Member] | Softs [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	3,329,674	5,968,367
Short Positions [Member] | Stock Indices [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	3,376,290	1,430,570
Short Positions [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	$ 33,109,469	$ 45,239,532